Shareholder Report, Average Annual Return (Details) 195305_MainGate MLP Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	(4.78%)	26.69%	7.65%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	15.00%	15.28%	14.63%
Alerian MLP Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alerian MLP Total Return Index
Average Annual Return, Percent	3.55%	27.00%	8.63%